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                         MONARCH LIFE INSURANCE COMPANY

February 24, 1998

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Rule 24f-2 Notice for Variable Life Account A of Monarch Life Insurance Company Registration Statement, File No. 811-3089

Gentlemen:

(i) The fiscal year for which this notice is filed is twelve months ending December 31, 1997.

(ii) There were no securities which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of the fiscal year.

(iii) There were no securities registered during such fiscal year other than pursuant to this section.

(iv) 0 policies were sold during 1997 with aggregate annual premiums transferred of $5,802,348*.

(v) 0 policies were sold during 1997 with aggregate annual premiums transferred of $5,802,348 in reliance upon registration pursuant to this section.

* The filing fee is based on $5,802,348 in total aggregate subscription less $26,789,369 in total aggregate redemptions. The net total aggregate subscriptions amount to $(20,987,021).

Attached hereto is an opinion of counsel as required. The $100 minimum filing fee will be made via electronic funds transfer.

Sincerely,
/s/ Atilla Aritan
Atilla Aritan
Vice President and Assistant Treasurer

     One Monarch Place  o    Springfield, MA 01133    o    413-784-2000


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                                     [LOGO]

                         MONARCH LIFE INSURANCE COMPANY

February 24, 1998

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:    Rule 24f-2 Notice for Variable Account A of Monarch
       Life Insurance Company Registration File No. 811-3089

Gentlemen:

It is my opinion that the securities issued in accordance with the captioned filing and which this notice makes definite in number were legally issued, fully paid and are non-assessable.



MONARCH LIFE INSURANCE COMPANY

By  /s/ John S. Cole
    ----------------------------------------------------
    Senior Vice President, General Counsel and Secretary



     One Monarch Place  o    Springfield, MA 01133    o    413-784-2000